Estimated Fair Values of Financial Instruments (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Carrying amount of Asset (Liability)
Cash and cash equivalents	¥ 193,420	¥ 130,290	¥ 94,321	¥ 123,309
Short-term investments	1,552	7,810
Short-term loan receivable	132	119
Long-term loan receivable	89	85
Short-term borrowings	(32,798)	(59,608)
Commercial papers		(27,000)
Long-term debt including the current portion and excluding capital lease obligation and bonds	(73,925)	(255)
Bonds including the current portion	(200,347)	(100,347)
Estimated fair value Asset (Liability)
Cash and cash equivalents	193,420	130,290
Short-term investments	1,552	7,810
Short-term borrowings	(32,798)	(59,608)
Commercial papers		(27,000)
Long-term debt including the current portion and excluding capital lease obligation and bonds	(73,907)	(227)
Bonds including the current portion	(200,850)	(102,991)
Short-term loan receivable
Estimated fair value Asset (Liability)
Loan receivable	132	119
Long-term loan receivable
Estimated fair value Asset (Liability)
Loan receivable	¥ 91	¥ 86